UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21160
Morgan Stanley Fundamental Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: December 31, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fundamental Value Fund
Portfolio of Investments December 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (85.0%)
	Airlines (0.9%)
22,980	Continental Airlines, Inc. (Class B) (a)	$415,019

	Auto Parts: O.E.M. (0.2%)
5,380	Autoliv, Inc.	115,455

	Beverages: Non-Alcoholic (0.9%)
9,740	Coca-Cola Co. (The)	440,930

	Cable/Satellite TV (2.5%)
71,805	Comcast Corp. (Class A)	1,212,068

	Chemicals: Major Diversified (2.8%)
22,750	Bayer AG (ADR) (Germany)	1,351,350

	Computer Communications (1.1%)
33,280	Cisco Systems, Inc. (a)	542,464

	Computer Processing Hardware (2.6%)
34,800	Hewlett-Packard Co.	1,262,892

	Discount Stores (1.9%)
16,450	Wal-Mart Stores, Inc.	922,187

	Electric Utilities (5.7%)
36,930	American Electric Power Co., Inc.	1,229,030
9,786	Entergy Corp.	813,510
15,530	FirstEnergy Corp.	754,447

		2,796,987

	Electronic Production Equipment (0.6%)
15,900	ASML Holding NV-NY	287,313

	Electronics/Appliances (1.0%)
22,240	Sony Corp. (ADR) (Japan)	486,389

	Financial Conglomerates (4.4%)
69,117	JPMorgan Chase & Co.	2,179,259

	Food: Major Diversified (3.6%)
16,470	Kraft Foods Inc. (Class A)	442,220
53,190	Unilever N.V. (NY Registered Shares) (Netherlands)	1,305,814

		1,748,034

	Food: Specialty/Candy (2.2%)
30,857	Cadbury PLC (ADR)	1,100,669

	Home Improvement Chains (2.2%)
46,558	Home Depot, Inc. (The)	1,071,765

	Household/Personal Care (2.0%)
16,560	Estee Lauder Companies, Inc. (The) (Class A)	512,698
7,740	Procter & Gamble Co. (The)	478,487

		991,185

	Industrial Conglomerates (2.8%)
29,920	General Electric Co.	484,704
7,280	Siemens AG (ADR) (Germany)	551,460
16,375	Tyco International Ltd. (Bermuda)	353,700

		1,389,864

	Insurance Brokers/Services (4.7%)
94,290	Marsh & McLennan Companies, Inc.	2,288,418

NUMBER OF
SHARES		VALUE
	Integrated Oil (4.4%)
5,800	BP PLC (ADR) (United Kingdom)	271,092
6,550	ConocoPhillips	339,290
3,400	Exxon Mobil Corp.	271,422
3,600	Hess Corp.	193,104
20,230	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	1,070,976

		2,145,884

	Investment Banks/Brokers (1.3%)
38,426	Schwab (Charles) Corp. (The)	621,348

	Major Banks (3.8%)
85,325	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	529,868
13,754	PNC Financial Services Group	673,946
33	Sumitomo Mitsui Financial Group, Inc. (c)	142,948
17,097	SunTrust Banks, Inc.	505,045

		1,851,807

	Major Telecommunications (2.3%)
33,309	Verizon Communications, Inc.	1,129,175

	Media Conglomerates (3.9%)
131,825	Time Warner, Inc.	1,326,160
30,921	Viacom Inc. (Class B) (a)	589,354

		1,915,514

	Medical Distributors (0.8%)
11,900	Cardinal Health, Inc.	410,193

	Medical Specialties (1.5%)
20,655	Covidien Ltd.	748,537

	Motor Vehicles (0.8%)
23,080	Harley-Davidson, Inc.	391,668

	Oil & Gas Production (4.2%)
8,868	Anadarko Petroleum Corp.	341,861
5,300	Devon Energy Corp.	348,263
22,830	Occidental Petroleum Corp.	1,369,572

		2,059,696

	Oilfield Services/Equipment (0.7%)
8,260	Schlumberger Ltd. (Netherlands Antilles)	349,646

	Other Consumer Services (1.3%)
46,080	eBay Inc. (a)	643,277

	Personnel Services (0.3%)
4,700	Manpower, Inc.	159,753

	Pharmaceuticals: Major (11.8%)
21,360	Abbott Laboratories	1,139,983
51,930	Bristol-Myers Squibb Co.	1,207,373
16,430	Novartis AG (ADR) (Switzerland)	817,557
17,190	Roche Holdings Ltd. (ADR) (Switzerland)	1,314,863
77,250	Schering-Plough Corp.	1,315,568

		5,795,344

	Precious Metals (1.8%)
21,420	Newmont Mining Corp.	871,794

	Property — Casualty Insurers (1.9%)
18,485	Chubb Corp. (The)	942,735

	Semiconductors (0.9%)
29,300	Intel Corp.	429,538

	Telecommunication Equipment (0.3%)
75,030	Alcatel-Lucent (ADR) (France)	161,315

	Tobacco (0.9%)
10,430	Philip Morris International	453,809

	TOTAL COMMON STOCKS (Cost $45,012,464)	41,683,281

	Investment Trusts/Mutual Funds (1.9%)
1,057	Regional Bank Holders Trust	79,941
58,691	Financial Select Sector (SPDR)	734,811
4,937	KBW Regional Banking(SPDR)	143,963

	(Cost $1,656,732)	958,715

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CONVERTIBLE BONDS (5.3%)
	Advertising/Marketing Services (0.1%)
$52	Interpublic Group	4.25%	03/15/23	33,995

	Aerospace & Defense (0.6%)
310	L-3 Communications Corp.	3.00	08/01/35	310,000

	Biotechnology (2.7%)
96	Affymetrix Inc.	3.50	01/15/38	37,560
500	Amgen Inc.	.375	02/01/13	478,125
500	Amgen Inc. - 144A (b)	.375	02/01/13	478,125
400	Invitrogen Corp.	1.50	02/15/24	302,000

				1,295,810

	Electric Utilities (0.3%)
62	PG&E Corp.	9.50	06/30/10	161,355

	Electronic Equipment/Instruments (0.6%)
500	JDS Uniphase Corp - 144A (b)	1.00	05/15/26	272,500

	Major Banks (0.0%)
8	National City Corp.	4.00	02/01/11	7,170

	Medical Distributors (0.2%)
100	Omnicom Group	.00	07/31/32	95,875

	Pharmaceuticals: Other (0.3%)
400	Advanced Medical Optoc Inc.	3.25	08/01/26	142,000

	Services to the Health Industry (0.5%)
469	Omnicare, Inc. (Series OCR)	3.25	12/15/35	265,571

	TOTAL CONVERTIBLE BONDS (Cost $3,226,645)			2,584,276

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (2.3%)
	Electric Utilities (0.8%)
28,000	Centerpoint Energy Inc. $1.165	378,000

	Major Banks (0.3%)
220	Bank of America Corp. (Series L) $72.50	143,000

	Office Equipment/Supplies (0.2%)
2,925	Avery Dennison Corp. $7.875%	100,181

	Pharmaceuticals: Major (0.3%)
916	Schering-Plough Corp. $15.00	159,842

	Precious Metals (0.2%)
129	Freeport-MC Copper & Gold Inc. $55.00	80,141

	Services to the Health Industry (0.2%)
250	HealthSouth Corp. $65.00 - 144A	105,375

	Telecommunication Equipment (0.3%)
500	Lucent Technologies Capital Trust I $77.50	170,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,077,741)	1,136,539

MS Fundamental Value Fund
Notes to the Portfolio of Investments
FAS 157
12/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$48,843,679	$43,628,566	$5,215,113	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

TABLE OF CONTENTS

Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Fundamental Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

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